Current and deferred income tax liability - Deferred tax asset and liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Deferred Income Taxes [Roll Forward]
Beginning Balance	$ (28,146)	$ (25,621)
Change in deferred tax liability	2,408	(2,525)
Ending Balance	(25,738)	(28,146)
Property, plant, and equipment
Disclosure Of Deferred Income Taxes [Roll Forward]
Beginning Balance	(475)	(816)
Change in deferred tax liability	3,956	341
Ending Balance	3,481	(475)
Inventory
Disclosure Of Deferred Income Taxes [Roll Forward]
Beginning Balance	(4,070)	(1,178)
Change in deferred tax liability	(2,078)	(2,892)
Ending Balance	(6,148)	(4,070)
Provisions
Disclosure Of Deferred Income Taxes [Roll Forward]
Beginning Balance	3,532	3,726
Change in deferred tax liability	2,525	(194)
Ending Balance	6,057	3,532
Decommissioning liabilities
Disclosure Of Deferred Income Taxes [Roll Forward]
Beginning Balance	6,634	5,002
Change in deferred tax liability	946	1,632
Ending Balance	7,580	6,634
Mining royalties
Disclosure Of Deferred Income Taxes [Roll Forward]
Beginning Balance	1,718	1,615
Change in deferred tax liability	(1,195)	103
Ending Balance	523	1,718
Mining assets
Disclosure Of Deferred Income Taxes [Roll Forward]
Beginning Balance	(42,397)	(42,554)
Change in deferred tax liability	1,896	157
Ending Balance	(40,501)	(42,397)
Other Items
Disclosure Of Deferred Income Taxes [Roll Forward]
Beginning Balance	1,298	2,298
Change in deferred tax liability	1,562	(1,000)
Ending Balance	2,860	1,298
Non-capital losses
Disclosure Of Deferred Income Taxes [Roll Forward]
Beginning Balance	5,614	6,286
Change in deferred tax liability	(5,204)	(672)
Ending Balance	$ 410	$ 5,614